Provisions - Cumulative payment protection insurance complains received and future claims expected (Details) - Payment Protection Insurance policy in Thousands	Dec. 31, 2018 USD ($) policy
Disclosure of other provisions [line items]
Cumulative actual inbound complaints (000s of policies)	1,777
Future expected inbound complaints (000s of policies)	183
Cumulative actual outbound contact (000s of policies)	685
Future expected outbound contact (000s of policies)	0
Cumulative actual response rate to outbound contact	4400.00%
Cumulative actual average uphold rate per claim	7700.00%
Future expected average uphold rate per claim	8300.00%
Cumulative actual average redress per claim ($) | $	$ 2,729,000,000
Future expected average redress per claim ($) | $	$ 3,130,000,000
Cumulative actual complaints to Financial Ombudsman Service (000s of policies)	166
Future expected complaints to Financial Ombudsman Service (000s of policies)	9
Cumulative actual average uphold rate per Financial Ombudsman Service claim	3800.00%
Future expected average uphold rate per Financial Ombudsman Service claim	3200.00%